Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment (Textual)
Depreciation expenses	$ 2,897,135	$ 2,628,884	$ 2,474,434
Impairment loss on property and equipment	1,228,362	0	0
Cost of revenue [Member]
Property and Equipment (Textual)
Depreciation expenses	2,806,811	2,423,655	2,194,582
Selling and marketing expenses [Member]
Property and Equipment (Textual)
Depreciation expenses	$ 5,872	$ 117,648	$ 121,740